Goodwill (Details) - P3 Health Partners Inc.		1 Months Ended		3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 02, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Goodwill [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor	Successor		Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Balance at the beginning		$ 1,278,452,778	$ 3,805,628		$ 1,309,750,216		$ 871,128	$ 1,309,750,216	$ 871,128	$ 871,128	$ 871,128	$ 741,128
Acquisitions		31,297,438						0		2,934,500		130,000
Balance at the end	$ 1,309,750,216	$ 1,309,750,216	1,309,750,216	$ 458,294,462				458,294,462		3,805,628	$ 1,309,750,216	871,128	$ 741,128
Impairment charges			$ 0	$ 851,455,754	$ 0			$ 851,455,754	$ 0	$ 0		$ 0	$ 0
Other medical practices
Goodwill [Line Items]
Number of other medical practice acquired | item										3